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                         UBS PACE SELECT ADVISORS TRUST
                  UBS PACE LARGE CO GROWTH EQUITY INVESTMENTS

                               SUPPLEMENT TO THE
             PROSPECTUSES RELATING TO CLASS A, CLASS B, CLASS C AND
                       CLASS Y ("MULTI-CLASS PROSPECTUS")
                       AND CLASS P ("CLASS P PROSPECTUS")
                DATED NOVEMBER 5, 2001, AS REVISED APRIL 8, 2002

                                                              September 16, 2002

Dear Investor,

    The purpose of this supplement is to notify you of changes in investment advisors for UBS PACE LARGE CO GROWTH EQUITY INVESTMENTS (the "Fund").

    A significant part of the services you receive within the PACE Program is the ongoing review and due diligence by UBS Global Asset Management (US) Inc. of the UBS PACE investment advisors. As part of this process, the board of trustees of the UBS PACE Select Advisors Trust has engaged each of GE Asset Management Incorporated ("GEAM") and Marsico Capital Management, LLC ("Marsico") to sub-advise a portion of the above listed Fund's assets, each effective
September 16, 2002, replacing one of the current investment advisors, Alliance Capital Management L.P., which had sub-advised the Fund since November 10, 1997. SSgA Funds Management, Inc. ("SSgA") (and its predecessor, an affiliate,)which has been an investment advisor of the Fund since October 10, 2000, will continue to sub-advise a portion of the Fund in addition to GEAM and Marsico. The investment objective and policies of the Fund remain unchanged.

    The new investment advisors and related changes in the Fund's investment strategies are described in greater detail below. The new investment advisors expect to realign the portfolio to reflect their proprietary investment strategies over the next several weeks. As a result, during this period, the Fund may experience higher portfolio turnover than normal and higher related transaction costs, including brokerage commissions. In addition, the Fund may realize capital gains when portfolio positions are sold by the new investment advisors.

AS A RESULT OF THESE CHANGES, THE PROSPECTUSES DATED NOVEMBER 5, 2001, AS REVISED APRIL 8, 2002 ARE REVISED AS FOLLOWS:

FOR UBS PACE LARGE CO GROWTH EQUITY INVESTMENTS, THE SECTION CAPTIONED "PRINCIPAL INVESTMENT STRATEGIES" ON P. 24 OF THE MULTI-CLASS PROSPECTUS AND P. 26 OF THE CLASS P PROSPECTUS IS REVISED BY REPLACING THE THIRD, FOURTH AND FIFTH PARAGRAPHS IN ITS ENTIRETY WITH THE FOLLOWING:

    The fund's manager, UBS Global Asset Management (US) Inc. ("UBS Global AM"), has selected GE Asset Management Incorporated ("GEAM"), Marsico Capital Management, LLC ("Marsico") and SSgA Funds Management, Inc. ("SSgA") to serve as the fund's investment advisors. UBS Global AM allocates the fund's assets between the three investment advisors and has initially allocated approximately 35% of the fund's assets each to GEAM and Marsico and approximately 30% to SSgA. The relative values of each investment advisor's share of the fund's assets also may change over time.

    In managing its segment of the fund's assets, GEAM invests primarily in a limited number of equity securities that the portfolio manager believes have above average growth histories and/or growth potential. The portfolio manager selects equity securities from a number of industries based on the merits of individual companies. Stock selection is key to the performance of the segment of the fund allocated to GEAM. The portfolio manager seeks to identify stocks of companies with characteristics such as: above-average annual growth rates, financial strength, leadership in their respective industries and high quality management focused on generating shareholder value.

    In managing its segment of the fund's assets, Marsico seeks to identify companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be suitable for investment, Marsico focuses on factors such as 1) specific market expertise or dominance; 2) its franchise durability and pricing power; 3) solid fundamentals; and 4) strong management
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    and reasonable valuations. This disciplined approach combines both top-down economic analysis and bottom-up stock picking. Marsico generally sells a security based on negative changes in the original rationale for owning the stock, an adverse competitive, economic, regulatory or environmental change, or the discovery of a better opportunity.

    In managing its segment of the fund's assets, SSgA seeks to outperform the Russell 1000 Growth Index (before fees and expenses). SSgA uses several independent valuation measures to identify investment opportunities within a large cap growth universe and combines factors to produce an overall rank. Comprehensive research determines the optimal weighting of these perspectives to arrive at strategies that vary by industry. SSgA ranks all companies within the investable universe from top to bottom based on their relative attractiveness. SSgA constructs its portion of the fund's portfolio by selecting the highest-ranked stocks from the universe and manages deviations from the benchmark to maximize the risk/reward trade-off. The resulting portfolio has characteristics similar to the Russell 1000 Growth Index. SSgA generally sells stocks that no longer meet its selection criteria or that it believes otherwise may adversely affect the fund's performance relative to that of the index.

THE SECTION AT P. 52 OF THE MULTI-CLASS PROSPECTUS AND P. 49 OF THE CLASS P PROSPECTUS CAPTIONED "INVESTMENT ADVISORS AND PORTFOLIO MANAGERS" IS REVISED BY REPLACING THE TEXT CONCERNING UBS PACE LARGE CO GROWTH EQUITY INVESTMENTS IN ITS ENTIRETY WITH THE FOLLOWING:

    UBS PACE LARGE CO GROWTH EQUITY INVESTMENTS.

    GE Asset Management Incorporated ("GEAM"), Marsico Capital Management, LLC ("Marsico") and SSgA Funds Management, Inc. ("SSgA") serve as investment advisors for UBS PACE Large Co Growth Equity Investments. GEAM is located at 3003 Summer Street, Stamford, Connecticut 06904. GEAM, established in 1988, is a wholly owned subsidiary of General Electric Company and is considered one of the largest independent managers of institutional assets in the U.S. As of July 31, 2002, GEAM had approximately $155 billion in assets under management. David B. Carlson is primarily responsible for the day-to-day management of the fund's assets allocated to GEAM. Mr. Carlson is a senior vice president and portfolio manager and has been with GEAM since 1982. GEAM has held its fund responsibilities since September 16, 2002.

    Marsico is located at 1200 17th Street, Suite 1300, Denver, Colorado 80202. Marsico was formed in September 1997 and is wholly owned by Bank of America Corporation. As of August 31, 2002, Marsico had approximately $12.7 billion in assets under management. James A. Hillary, portfolio manager and senior analyst with Marsico, is primarily responsible for the day-to-day management of Marsico's portion of the fund. Before joining Marsico in 1997, Mr. Hillary was a principal with W.H. Reaves, a New Jersey-based money management firm. Mr. Hillary also has worked with the New York Stock Exchange, the Ford Foundation and PriceWaterhouse. Marsico has held its fund responsibilities since September 16, 2002.

    SSgA is located at Two International Place, Boston, Massachusetts 02110, and is an affiliate of State Street Bank and Trust Company. As of August 31, 2002, SSgA had approximately $55 billion in assets under management and is part of a group of companies that manages approximately $730 billion. SSgA uses a team approach in the day-to-day management of its portion of the fund's assets. SSgA and its predecessor, an affiliate, have held their fund responsibilities since October 10, 2000.

                                                                 Item No. ZS-159

                                       2
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                         UBS PACE SELECT ADVISORS TRUST
                  UBS PACE LARGE CO GROWTH EQUITY INVESTMENTS

                               SUPPLEMENT TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 5, 2001

                                                              September 16, 2002

Dear Investor,

    The purpose of this supplement is to notify you of changes in investment advisors for UBS PACE Large Co Growth Equity Investments.

    A significant part of the services you receive within the PACE Program is the ongoing review and due diligence by UBS Global Asset Management (US) Inc. of the UBS PACE investment advisors. As part of this process, the board of trustees of the UBS PACE Select Advisors Trust has engaged each of GE Asset Management Incorporated ("GEAM") and Marsico Capital Management, LLC ("Marsico") to sub-advise a portion of the above listed Fund's assets, each effective
September 16, 2002, replacing one of the current investment advisors, Alliance Capital Management L.P., which had sub-advised the Fund since November 10, 1997. SSgA Funds Management, Inc. ("SSgA") (and its predecessor, an affiliate,) which has also been an investment advisor of the Fund since October 10, 2000, will continue to sub-advise a portion of the Fund in addition to GEAM and Marsico. The investment objective and policies of the Fund remain unchanged.

    The new investment advisors and related changes to any fees are described in greater detail below.

AS A RESULT OF THESE CHANGES, THE SAI DATED NOVEMBER 5, 2001 IS REVISED AS
FOLLOWS:

I.  THE FUNDS AND THEIR INVESTMENT POLICIES

    A. UBS PACE LARGE CO GROWTH EQUITY INVESTMENTS -- On p. 6, the second and third sentences of the first paragraph are replaced with the following:

       GE Asset Management Incorporated ("GEAM"), Marsico Capital Management, LLC ("Marsico") and SSgA Funds Management, Inc. ("SSgA") serve as the fund's investment advisors. UBS Global AM allocates the fund's assets between three investment advisors.

    B. On p. 7, the first sentence of the first paragraph is replaced with the following:

       GEAM and Marsico each use active stock selection strategies to invest its share of the fund's assets.

II.  INVESTMENT MANAGEMENT, ADMINISTRATION AND PRINCIPAL UNDERWRITING
    ARRANGEMENTS

    A. UBS PACE LARGE CO GROWTH EQUITY INVESTMENTS -- On p. 56-57, the entire text in this section for this fund is replaced with the following:

       Under the current Advisory Agreements for this fund with GE Asset Management Incorporated ("GEAM"), Marsico Capital Management, LLC ("Marsico") and SSgA Funds Management, Inc. ("SSgA"), UBS Global AM (not the fund) pays each of GEAM and Marsico a fee in the annual amount of 0.30% and SSgA a fee in the amount of 0.15% of the fund's average daily net assets that it manages. Prior to October 10, 2000, Alliance Capital Management L.P. was the fund's sole investment advisor. SSgA's predecessor, an affiliate, assumed its fund responsibilities on October 10, 2000, and GEAM and Marsico assumed their fund responsibilities on September 16, 2002. For the fiscal years ended July 31, 2001, July 31, 2000 and July 31, 1999, UBS Global AM paid or accrued investment advisory fees to the prior investment advisors of $1,369,153, $1,296,816 and $972,444, respectively.

       SSgA is an affiliate of State Street Bank and Trust Company, which is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. SSgA resulted from an internal reorganization which occurred on May 1, 2001; prior to that date, its predecessor State Street Global Advisors, a division of State Street Bank and Trust Company, had served as an advisor.

       GEAM is a wholly owned subsidiary of General Electric Company and is one of the largest independent managers of institutional assets in the U.S. Marsico, a wholly owned subsidiary of Bank of America Corporation, was formed in 1997.

                                                                 Item No. ZS-160